Significant Accounting Policies - Schedule of Lease Cost (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Cash Flow, Operating Activities, Lessee [Abstract]
Cash payments for operating leases	¥ 67,535
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 96,692